Other non-current assets	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets	Other non-current assets
Other non-current assets comprise:

(€ million)	2022	2021	2020
Equity instruments at fair value through other comprehensive income (D.7.1.)	936	823	588
Debt instruments at fair value through other comprehensive income (D.7.2.)	329	447	426
Other financial assets at fair value through profit or loss (D.7.3.)	823	902	890
Pre-funded pension obligations (Note D.19.1.)	269	408	177
Long-term prepaid expenses(a)	286	59	92
Long-term loans and advances and other non-current receivables(b)	452	485	537
Derivative financial instruments (Note D.20.)	—	3	24
Total	3,095	3,127	2,734
(a) The movement in this item mainly comprises (i) the non-current portion of a $100 million upfront payment made on signature of a research agreement with Exscientia on January 7, 2022 to develop a portfolio of precision-engineered medicines using artificial intelligence; and (ii) the non-current portion of a $150 million upfront payment made as part of a strategic partnership with IGM Biosciences signed on March 29, 2022, with a view to developing targets in oncology, immunology and inflammation
(b) As of December 31, 2022, this item includes a receivable under a sub-lease amounting to €164 million, or €227 million before discounting.
D.7.1. Equity instruments at fair value through other comprehensive income
Quoted equity investments
The line “Equity instruments at fair value through other comprehensive income” includes equity investments quoted in an active market with a carrying amount of €387 million as of December 31, 2022, €396 million as of December 31, 2021 and €439 million as of December 31, 2020.
The main changes in quoted equity investments included in the “Equity instruments at fair value through other comprehensive income” category in the year ended December 31, 2022 are described below:
•the sale in June 2022 of the residual equity interest in Regeneron (see Note C.1.). for $174 million, the entire loss on which was recorded within Other comprehensive income; and
•the acquisition of an equity interest in Innovent Biologics, in connection with a strategic collaboration agreement to intensify development in oncology medicines signed in August 2022, which had a fair value of €250 million as of that date and €228 million as of December 31, 2022.
The main changes in quoted equity investments included in this category in previous years are described below:
•in 2021, following completion of the acquisition of Translate Bio on September 14, 2021 (see Note D.2.1.), the equity interest of approximately 5% in Translate Bio previously held by Sanofi ceased to be accounted for as an equity instrument at fair value through other comprehensive income;
•in 2020:
–following the sale of 22.8 million shares of Regeneron common stock on May 29, 2020 (see Note D.2.2.), Sanofi ceased to exercise significant influence over Regeneron, and this investment ceased to be accounted for using the equity method (see Note D.6.). In accordance with IFRS 9 (Financial Instruments), the 400,000 shares retained by Sanofi were classified in the “Equity instruments at fair value through other comprehensive income” category as of May 29, 2020, at a carrying amount of €221 million. As of December 31, 2020, Sanofi held 279,766 Regeneron shares with a carrying amount of €111 million,
–an equity injection was made into Translate Bio under the terms of the collaboration and license agreement announced on June 23, 2020, which had a carrying amount of €74 million as of December 31, 2021 and represented an equity interest of approximately 8% of Translate Bio as of that date,
–Sanofi owns equity interests in quoted biotechnology companies. Movements in the quoted market prices of the shares held in those companies generated a net gain of €357 million, recognized in “Equity instruments at fair value through other comprehensive income”.
A 10% decline in stock prices of the quoted equity investments included within “Equity instruments at fair value through other comprehensive income” would have had a pre-tax impact of €39 million on Other comprehensive income as of December 31, 2022.
Unquoted equity investments
The line item “Equity instruments at fair value through other comprehensive income” also includes equity investments not quoted in an active market with a carrying amount of €549 million as of December 31, 2022, €427 million as of December 31, 2021 and €149 million as of December 31, 2020.
The change in unquoted equity investments included in the “Equity instruments at fair value through other comprehensive income” category during the year ended December 31, 2022 was mainly due to various equity stakes acquired through the Sanofi Ventures fund, partly offset by the sale in October 2022 of the 19% non-controlling interest in Onduo for $175 million; the entire gain on the disposal was recognised in Other comprehensive income.
D.7.2. Debt instruments at fair value through other comprehensive income
The “Debt instruments at fair value through other comprehensive income” category includes quoted euro-denominated senior bonds amounting to €329 million as of December 31, 2022, including €104 million of securities obtained in exchange for financial assets held to meet obligations to employees under post-employment benefit plans.
Sanofi held €447 million of quoted senior bonds as of December 31, 2021 and €426 million as of December 31, 2020.
As regards debt instruments held to meet obligations to employees under post-employment benefit plans, an increase of 10 basis points in market interest rates as of December 31, 2022 would have had a pre-tax impact of €1 million on Other comprehensive income.
As regards other quoted debt instruments, an increase of 10 basis points in market interest rates as of December 31, 2022 would have had a pre-tax impact of €1 million on Other comprehensive income.
Other comprehensive income recognized in respect of “Equity instruments at fair value through other comprehensive income” and “Debt instruments at fair value through other comprehensive income” represented unrealized after-tax gains of €256 million for the year ended December 31, 2022, versus unrealized after-tax gains of €322 million for the year ended December 31, 2021 and unrealized after-tax losses of €200 million for the year ended December 31, 2020.
An analysis of the change in gains and losses recognized in Other comprehensive income, and of items reclassified to profit or loss, is presented in Note D.15.7.
D.7.3. Other financial assets at fair value through profit or loss
The “Other financial assets at fair value through profit or loss” category includes:
•contingent consideration receivable by Sanofi following the dissolution of the Sanofi Pasteur MSD (SPMSD) joint venture, based on a percentage of MSD’s future sales during the 2017-2024 period of specified products previously distributed by SPMSD (see Note D.12.).
The fair value of the MSD contingent consideration was determined by applying the royalty percentage stipulated in the contract to discounted sales projections. A reduction of one percentage point in the discount rate would increase the fair value of the MSD contingent consideration by approximately 1%.
Changes in the fair value of this contingent consideration are recognized in the income statement within the line item Fair value remeasurement of contingent consideration (see Note B.18.). As of December 31, 2022, the contingent consideration asset amounted to €303 million (including a non-current portion of €196 million), versus €378 million (non-current portion: €275 million) as of December 31, 2021 and €483 million (non current portion: €374 million) as of December 31, 2020;
•a portfolio of financial investments (amounting to €512 million as of December 31, 2022) held to fund a deferred compensation plan provided to certain employees (versus €549 million as of December 31, 2021 and €453 million as of December 31, 2020);
•unquoted securities not meeting the definition of equity instruments amounting to €115 million as of December 31, 2022 (versus €78 million as of December 31, 2021 and €63 million as of December 31, 2020).